Notes Related to the Consolidated Statements of Financial Position (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications Of Assets Liabilities And Equities [Abstract]
Schedule of Intangible Assets

(in thousands of euros)	As of January 1, 2018	Increase	Decrease	Reclassification	As of December 31, 2018
Other intangible assets	234	3		1,596	1,833
Total gross value	234	3	—	1,596	1,833
Accumulated amortization and depreciation of intangible assets	(181)	(39)			(220)
Total accumulated amortization and depreciation	(181)	(39)	—	—	(220)
Total net value	53	(36)	—	1,596	1,613

(in thousands of euros)	As of January 1, 2017	Increase	Decrease	Reclassification	As of December 31, 2017
Other intangible assets	209	25			234
Total gross value	209	25	—	—	234
Accumulated amortization and depreciation of intangible assets	(152)	(29)			(181)
Total accumulated amortization and depreciation	(152)	(29)	—	—	(181)
Total net value	57	(4)	—	—	53

(in thousands of euros)	As of January 1, 2016	Increase	Decrease	Reclassification	As of December 31, 2016
Other intangible assets	184	25			209
Total gross value	184	25	—	—	209
Accumulated amortization and depreciation of intangible assets	(122)	(29)			(152)
Total accumulated amortization and depreciation	(122)	(29)			(152)
Total net value	61	(4)	—	—	57

Schedule of Property, Plant and Equipment

(in thousands of euros)	As of January 1, 2018	Increase	Decrease	Reclassification	As of December 31, 2018
Assets under construction	1,730	13,425		(1,596)	13,559
Plant, equipment, and tooling	2,094	490		—	2,584
General equipment, fixtures and fittings	1,855	152		—	2,007
Office equipment and computers	669	155		—	824
Total gross value	6,348	14,222	—	(1,596)	18,974
Accumulated depreciation of plant, equipment and tooling	(1,571)	(248)		(5)	(1,824)
Accumulated depreciation of general equipment, fixtures and fittings	(1,116)	(355)			(1,471)
Accumulated depreciation of office equipment and computers	(255)	(155)		5	(405)
Total accumulated depreciation	(2,942)	(758)	—	—	(3,700)
Total net value	3,406	13,464	—	(1,596)	15,274

(in thousands of euros)	As of January 1, 2017	Increase	Decrease	Reclassification	As of December 31, 2017
Assets under construction	862	868			1,730
Plant, equipment, and tooling	1,824	270			2,094
General equipment, fixtures and fittings	1,466	389			1,855
Office equipment and computers	532	137			669
Total gross value	4,684	1,664	—	—	6,348
Accumulated depreciation of plant, equipment and tooling	(1,406)	(165)			(1,571)
Accumulated depreciation of general equipment, fixtures and fittings	(908)	(208)			(1,116)
Accumulated depreciation of office equipment and computers	(125)	(130)			(255)
Total accumulated depreciation	(2,439)	(503)	—	—	(2,942)
Total net value	2,245	1,161	—	—	3,406

(in thousands of euros)	As of January 1, 2016	Increase	Decrease	Reclassification	As of December 31, 2016
Assets under construction	44	862	(44)		862
Plant, equipment, and tooling	1,701	123			1,824
General equipment, fixtures and fittings	1,079	387			1,466
Office equipment and computers	134	398			532
Total gross value	2,958	1,770	(44)		4,684
Accumulated depreciation of plant, equipment and tooling	(1,257)	(149)			(1,406)
Accumulated depreciation of general equipment, fixtures and fittings	(733)	(175)			(908)
Accumulated depreciation of office equipment and computers	(51)	(74)			(125)
Total accumulated depreciation	(2,041)	(398)			(2,439)
Total net value	917	1,372	(44)		2,245

Summary of Other Non-current Financial Assets
	As of December 31,
	2016	2017	2018
(in thousands of euros)
Deposits related to leased premises	132	168	446
Advance payments to suppliers	—	—	510
Other	—	67	91
Total other non-current financial assets	132	234	1,046

Schedule of Inventories
	As of December 31,
	2016	2017	2018
(in thousands of euros)
Production inventory	71	104	1,336
Laboratory inventory	74	72	59
Total inventory	145	176	1,396

Schedule of Trade and Other Receivables	6.5 Trade and other receivables
	As of December 31,
	2016	2017	2018
(in thousands of euros)
Trade and other receivables	218	76	30
Total trade and other receivables	218	76	30

Schedule of Other Current Assets

	As of December 31,
	2016	2017	2018
(in thousands of euros)
Research Tax Credit	3,321	3,326	7,701
Tax receivables (e.g. VAT) and other receivables	863	1,114	1,949
Cash to be received from bank related to exercise of warrants	—	23	—
Prepaid expenses	339	1,327	4,461
Total other current assets	4,524	5,791	14,111

Summary of Cash and Cash Equivalents

	As of December 31,
(in thousands of euros)	2016	2017	2018
Cash and cash equivalents	37,646	185,525	134,371
Total cash and cash equivalents as reported in statement of financial position	37,646	185,525	134,371
Bank overdrafts	—	11	—
Total cash and cash equivalents as reported in statement of cash flow	37,646	185,514	134,371

Summary of Shareholders' Equity

Nature of transactions	Number of shares
Balance as of January 1, 2016	7,924,611
Follow-on offering	793,877
Exercise of share warrants	14,160
Balance as of December 31, 2016	8,732,648
Exercise of share warrants	17,200
Free shares / stock options / share warrants	7,574
Private placement with institutional investors in April	3,000,000
Initial public offering (including 5,389,021 ordinary shares in the form of ADSs)	6,180,137
Total as of December 31, 2017	17,937,559
Free shares	2,476
Total as of December 31, 2018	17,940,035

Basic Earnings per Share and Diluted Earnings (Loss) per Share

	For the year ended December 31,
(in thousands of euros)	2016	2017	2018
Net loss (in thousands of euros)	(21,913)	(33,530)	(38,224)
Weighted number of shares for the period (1)	7,983,642	11,370,557	17,937,481
Basic loss per share (€/share)	(2.74)	(2.95)	(2.13)
Diluted loss per share (€/share)	(2.74)	(2.95)	(2.13)

(1)	after deduction of treasury shares (2,500 shares are held by the Company as treasury shares and recognized as a deduction of shareholders’ equity).

Summary of Details of Provisions

The provisions can be detailed as follows:

(amounts in thousands of euros)	As of December 31,
(in thousands of euros)	2016	2017	2018
Provision for retirement indemnities	163	214	347
Other provisions	—	—	—
Total provisions	163	214	347

Summary of Breakdown of Provisions

The breakdown of provisions is as follows:

In thousands of euros	Opening	Other (1)	Provisions	Reversals	Closing
Period from January 1 to December 31, 2016
Retirement indemnity provision	100	30	33	—	163
Provision for disputes	81	—	—	(81)	—
Net closing balance	181	30	33	(81)	163
Period from January 1 to December 31, 2017
Retirement indemnity provision	163	(8)	59	—	214
Net closing balance	163	(8)	59	—	214
Period from January 1 to December 31, 2018
Retirement indemnity provision	214	60	73	—	347
Net closing balance	214	60	73	—	347

(1)	The “Other” differences relate to actuarial gains and losses

Estimate of the Retirement Commitments

As part of the estimate of the retirement commitments, the following assumptions were used for all categories of employees:

	2016	2017	2018
Discount rate	1.36%	1.3%	1.57%
Wage increase	2%	2%	2%
Social welfare contribution rate	Non-executive 44%	Non-executive 44%	Non executive 44%
	Executive 54%	Executive 54%	Executive 54%
Expected staff turnover	0-10%	0-10%	0 - 10%
Age of retirement:	65-67 years	65-67 years	65 - 67 years
Mortality table	INSEE 2014	INSEE 2014	INSEE 2014

Summary of Financial Liabilities by Type

Financial liabilities by type

	As of December 31,
(in thousands of euros)	2016	2017	2018
Financial liabilities related to finance leases	204	117	39
Bank overdrafts	—	11	—
Conditional advances	1,182	1,182	1,181
Bank loans	1,480	1,534	799
Total financial liabilities	2,865	2,843	2,019

Summary of Financial Liabilities by Maturity

Maturity dates of financial liabilities as of December 31, 2016 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	—	1,480	—	—	1,480
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	50	154	—	—	204
Total financial liabilities	50	1,634	—	1,182	2,865

Maturity dates of financial liabilities as of December 31, 2017 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	735	799	—	—	1,534
Conditional advances	—	—	—	1,182	1,182
Liabilities related to leases	79	39	—	—	117
Bank overdrafts	11	—	—	—	11
Total financial liabilities	824	838	—	1,182	2,843

Maturity dates of financial liabilities as of December 31, 2018 are as follows:

(in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Financial liabilities
Bank loans	738	62	—	—	799
Conditional advances	—	—	—	1,181	1,181
Liabilities related to leases	39	—	—	—	39
Total financial liabilities	776	62	—	1,181	2,019

Summary of Main Terms of Agreements

The main terms of the agreements as well as the balances as of December 31, 2016, 2017 and 2018 respectively are presented below:

Conditional advances (in thousand of euros)	BPI France - Pancreas	BPI France - GR-SIL	BPI France - TEDAC	TOTAL
Financial liabilities as of January 1, 2016	478	23	63	564
Repayment	(485)	(23)		(508)
Advances received			1,118	1,118
Interests	7			7
Financial liabilities as of December 31, 2016	—	—	1,181	1,181
Interests	—	—	—	—
Financial liabilities as of December 31, 2017	—	—	1,181	1,181
Interests	—	—	—	—
Financial liabilities as of December 31, 2018	—	—	1,181	1,181

Summary of Trade and Other Payables

	As of December 31,
(in thousands of euros)	2016	2017	2018
Domestic vendors	2,802	2,335	3,013
Foreign vendors	745	2,631	10,389
Vendors—Accruals	1,292	3,211	3,253
Other	(7)	(101)	—
Total trade and other payables	4,832	8,076	16,655

Disclosure of Other Current Liabilities

	As of December 31,
(in thousands of euros)	2016	2017	2018
Social liabilities, taxation and social security	1,465	2,706	3,148
Deferred revenue	—	—	16
Other payables	—	—	53
Total other current liabilities	1,465	2,706	3,217

Summary of Transactions Between Related Parties

	2016			2017			2018
In thousand of euros	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments	Salary / Fees	Retirement benefits	Share based payments
Executive officers / VP and Qualified person	498	15	226	654	19	306	692	26	337
Executive committee	818	10	495	1,519	25	478	1,285	30	528
Board of directors	184		37	229		336	241	—	442
Total	1,500	25	758	2,402	44	1,120	2,218	56	1,307

Summary of Financial Instruments Recognized in the Consolidated Statement of Financial Position and Effect on Net Income (Loss)

As of December 31, 2016 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	132	—	132	—	132
Trade and other receivables	218	—	218	—	218
Other current assets	4,524	—	4,524	—	4,524
Cash and cash equivalents (2)	37,646	37,646	—	—	37,646
Total financial assets	42,520	37,646	4,874	—	42,520
Financial liabilities – Non-current portion (3)	2,816	—	—	2,816	2,816
Financial liabilities – Current portion (3)	50	—	—	50	50
Trade payables and related accounts	4,832	—	—	4,832	4,832
Total financial liabilities	7,697	—	—	7,697	7,697

As of December 31, 2017 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	234	—	234	—	234
Trade and other receivables	76	—	76	—	76
Other current assets	5,790	—	5,790	—	5,790
Cash and cash equivalents (2)	185,525	185,525	—	—	185,525
Total financial assets	191,626	185,525	6,100	—	191,626
Financial liabilities – Non-current portion	2,019	—	—	2,019	2,019
Financial liabilities – Current portion (3)	824	—	—	824	824
Trade payables and related accounts (3)	8,076	—	—	8,076	8,076
Total financial liabilities	10,919	—	—	10,919	10,919

As of December 31, 2018 (in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Loans and receivables	Debt at amortized cost	Fair value
Non-current financial assets	1,046			1,046		1,046
Trade and other receivables	30			30		30
Other current assets	14,111			14,111		14,111
Cash and cash equivalents (2)	134,371	134,371				134,371
Total financial assets	149,557	134,371	—	15,187	—	149,557
Financial liabilities – Non-current portion	1,243				1,243	1,243
Financial liabilities – Current portion (3)	776				776	776
Trade payables and related accounts (3)	16,655				16,655	16,655
Total financial liabilities	18,674	—	—	—	18,674	18,674

(1)	The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)	Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 and level 2 measurements, respectively.
(3)	The fair value of financial liabilities is determined using level 2 measurements.